Trade Accounts Receivable, Net - Aging of Accounts Receivable (Details) - Cost - Trade accounts receivable - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Trade Accounts Receivable, Net
Accounts receivable	$ 35,849	$ 30,711
Current
Trade Accounts Receivable, Net
Accounts receivable	28,523	24,556
0-30 days
Trade Accounts Receivable, Net
Accounts receivable	4,108	2,024
31-60 days
Trade Accounts Receivable, Net
Accounts receivable	622	836
60-90 days
Trade Accounts Receivable, Net
Accounts receivable	373	317
90-120 days
Trade Accounts Receivable, Net
Accounts receivable	748	438
120+ days
Trade Accounts Receivable, Net
Accounts receivable	$ 1,475	$ 2,540